Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The provision for income taxes for the years ended December 31, 2013, 2012 and 2011 consists of the following:

	2013	2012	2011
Current:
Federal	$(17,927)	$65,877	$(17,312)
State	694	7,495	1,937
Total current	(17,233)	73,372	(15,375)
Deferred:
Federal	92,041	(26,854)	46,705
State	6,492	(4,563)	(2,545)
Total deferred	98,533	(31,417)	44,160
Total income tax	$81,300	$41,955	$28,785

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The Company’s actual provision for income taxes differs from the expected federal income tax provision for the years ended December 31, 2013, 2012 and 2011, as follows:

	2013		2012		2011
	Amount	Rate	Amount	Rate	Amount	Rate
Tax computed at the federal statutory rate	$76,314	35.00%	$40,599	35.00%	$28,530	35.00%
State income taxes, net of federal income tax effect	4,539	2.08%	1,991	1.72%	(698)	(0.86)%
Revaluation of net unrealized built-in loss (NUBIL)	—	—%	—	—%	691	0.85%
Other	447	0.21%	(635)	(0.55)%	262	0.32%
Provision for Income Taxes	$81,300	37.29%	$41,955	36.17%	$28,785	35.31%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The components of the Company’s deferred tax assets and liabilities in the consolidated balance sheets as of December 31, 2013 and 2012 are as follows:

	2013	2012
Deferred tax assets
Federal net operating loss carryforwards	$68,024	$68,024
State net operating loss carryforwards	9,471	8,416
Interest rate swaps	36,503	65,688
Credit and other reserves	39,588	50,226
Allowance for loan losses	24,168	31,198
Purchase accounting	33,919	25,209
FDIC clawback liability	—	19,283
Security and loan valuations	5,743	17,299
Share-based compensation	7,282	6,312
Nonaccrual interest on loans	3,666	5,933
Other	21,264	14,624
Total deferred tax assets	249,628	312,212
Valuation allowance	(5,258)	(5,365)
Total deferred tax assets, net of valuation allowance	244,370	306,847
Deferred tax liabilities
Equipment leases	66,071	49,958
Mortgage servicing rights	80,678	27,563
Purchase accounting	12,176	17,676
Available for sale securities	4,279	12,494
Fixed assets	7,481	9,481
Deferred tax gain	2,246	3,371
Other	20,064	15,427
Total deferred tax liabilities	192,995	135,970
Net deferred tax assets	$51,375	$170,877

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]
A reconciliation of the beginning and ending unrecognized tax benefits as of December 31, 2013, 2012 and 2011 is as follows:

	2013	2012	2011
Balance, beginning of year	$2,727	$4,186	$5,197
Additions based on tax positions related to the current year	—	—	1,268
Reductions for tax positions of prior years	(305)	(41)	—
Reductions for lapse of statute of limitations	(1,154)	(1,418)	(2,279)
Balance, end of year	$1,268	$2,727	$4,186